Intangible Assets, Net - Estimated Future Amortization Expense of Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
For the year ending December 31, 2022	$ 156,320
For the year ending December 31, 2023	141,755	$ 153,457
For the year ending December 31, 2024	124,919	135,884
For the year ending December 31, 2025	109,325	119,071
For the year ending December 31, 2026	$ 95,730	103,541
For the year ending December 31, 2027		$ 89,959